UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10473
                                                     _________

                     Advantage Advisers Multi-Sector Fund I
           ________________________________________________________________
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ________________________________________________________________
              (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
        ________________________________________________________________
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ____________

                     Date of fiscal year end: September 30
                                              ____________

                     Date of reporting period: June 30, 2006
                                               _____________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock - 91.36%:

                   Advertising Sales - 0.56%:

       6,350            Focus Media Holding, Ltd. - Sponsored ADR*                   (a)     $     413,766
                                                                                              ____________
                   Agricultural Chemicals - 0.69%:

       6,040            Monsanto Co.                                                 (a)           508,508
                                                                                              ____________
                   Applications Software - 0.29%:

      14,980            Quest Software, Inc.*                                                      210,319
                                                                                              ____________
                   Batteries / Battery Systems - 0.10%:

       2,110            Energy Conversion Devices, Inc.*                                            76,867
                                                                                              ____________
                   Commercial Banks - Central U.S. - 1.33%:

       3,500            BOK Financial Corp.                                          (a)           173,845
      19,900            TCF Financial Corp.                                                        526,355
       8,200            UMB Financial Corp.                                                        273,388
                                                                                              ____________

                                                                                                   973,588
                                                                                              ____________
                   Commercial Banks - Eastern U.S. - 0.80%:

       2,800            M&T Bank Corp.                                                             330,176
       7,900            Signature Bank*                                                            255,802
                                                                                              ____________

                                                                                                   585,978
                                                                                              ____________
                   Commercial Banks - Southern U.S. - 0.35%:

       9,600            Synovus Financial Corp.                                                    257,088
                                                                                              ____________
                   Commercial Banks - Western U.S. - 1.49%:

      24,400            Centennial Bank Holdings, Inc.*                                            252,296
       4,800            City National Corp.                                                        312,432
       5,900            SVB Financial Group*                                                       268,214
       4,000            UnionBanCal Corp.                                                          258,360
                                                                                              ____________

                                                                                                 1,091,302
                                                                                              ____________
                   Commercial Services - 0.82%:

       7,330            Alliance Data Systems Corp.*                                 (a)           431,150
      12,680            PeopleSupport, Inc.*                                                       170,673
                                                                                              ____________

                                                                                                   601,823
                                                                                              ____________
                   Communications Software - 0.24%:

      20,050            KongZhong Corp. - Sponsored ADR*                             (a)           176,440
                                                                                              ____________

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   Computer Services - 0.21%:

      11,480            BISYS Group, Inc.*                                                   $     157,276
                                                                                              ____________
                   Computers - 0.46%:

       5,870            Apple Computer, Inc.*                                                      335,294
                                                                                              ____________
                   Computers - Memory Devices - 1.33%:

       5,870            M-Systems Flash Disk Pioneers, Ltd.*                                       173,928
      35,200            Seagate Technology                                                         796,928
                                                                                              ____________

                                                                                                   970,856
                                                                                              ____________
                   Computers - Peripheral Equipment - 0.87%:

       7,190            Logitech International S. A. - Sponsored ADR*                              278,828
      16,620            Synaptics, Inc.*                                                           355,668
                                                                                              ____________

                                                                                                   634,496
                                                                                              ____________
                   Consulting Services - 0.23%:

       5,970            Accenture, Ltd., Class A                                                   169,070
                                                                                              ____________
                   Data Processing / Management - 0.48%:

       7,820            Fiserv, Inc.*                                                              354,715
                                                                                              ____________
                   Diagnostic Equipment - 0.61%:

      23,295            Immucor, Inc.*                                               (a)           447,963
                                                                                              ____________
                   Drug Delivery Systems - 2.42%:

      55,500            Bentley Pharmaceuticals, Inc.*                               (a)           608,280
      53,400            Penwest Pharmaceuticals Co.*                                 (a)(b)      1,165,722
                                                                                              ____________

                                                                                                 1,774,002
                                                                                              ____________
                   Electronic Components - Semiconductors - 8.14%:

       9,140            Advanced Analogic Technologies, Inc.*                                       95,787
     199,860            ARM Holdings, Plc - Sponsored ADR                            (a)         1,251,124
      13,680            ATI Technologies, Inc.*                                                    199,728
      35,690            Freescale Semiconductor, Inc., Class A*                      (a)         1,035,010
       7,820            MEMC Electronic Materials, Inc.*                             (a)           293,250
      26,475            Monolithic Power Systems, Inc.*                              (a)           313,199
      15,700            OmniVision Technologies, Inc.*                                             331,584
      23,110            Silicon Laboratories, Inc.*                                                812,316
      32,940            Silicon Motion Technology Corp. - Sponsored ADR*             (a)           472,360

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   Electronic Components - Semiconductors (continued):

      29,880            Volterra Semiconductor Corp.*                                (a)     $     455,969
      14,990            Xilinx, Inc.                                                 (a)           339,524
      14,730            Zoran Corp.*                                                 (a)           358,528
                                                                                              ____________

                                                                                                 5,958,379
                                                                                              ____________
                   Electronic Design Automation - 0.58%:

      38,360            Comtech Group, Inc.*                                         (a)           426,947
                                                                                              ____________
                   Electronic Measuring Instruments - 0.67%:

      10,990            Trimble Navigation, Ltd.*                                                  490,594
                                                                                              ____________
                   Energy - Alternate Sources - 0.01%:

         200            VeraSun Energy Corp.*                                                        5,248
                                                                                              ____________
                   Enterprise Software / Services - 0.58%:

      29,340            Oracle Corp.*                                                              425,137
                                                                                              ____________
                   Entertainment Software - 0.60%:

      20,197            THQ, Inc.*                                                   (a)           436,255
                                                                                              ____________
                   Fiduciary Banks - 2.00%:

      30,000            Bank of New York Co., Inc.                                   (a)           966,000
       8,600            State Street Corp.                                                         499,574
                                                                                              ____________

                                                                                                 1,465,574
                                                                                              ____________
                   Finance - Credit Card - 2.40%:

      20,600            Capital One Financial Corp.                                  (a)         1,760,270
                                                                                              ____________
                   Finance - Investment Banker / Broker - 1.91%:

       4,000            Bear Stearns Cos., Inc.                                      (a)           560,320
       5,500            Citigroup, Inc.                                              (b)           265,320
       8,200            Merrill Lynch & Co., Inc.                                                  570,392
                                                                                              ____________

                                                                                                 1,396,032
                                                                                              ____________
                   Finance - Mortgage Loan / Banker - 0.81%:

       6,800            Countrywide Financial Corp.                                                258,944
       7,300            IndyMac Bancorp Inc.                                         (b)           334,705
                                                                                              ____________

                                                                                                   593,649
                                                                                              ____________
                   Financial Guarantee Insurance - 0.54%:

       3,200            AMBAC Financial Group, Inc.                                                259,520

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   Financial Guarantee Insurance (continued):

       2,300            MBIA, Inc.                                                           $     134,665
                                                                                              ____________

                                                                                                   394,185
                                                                                              ____________
                   Health Care Cost Containment - 0.67%:

      10,370            McKesson Corp.                                               (a)           490,294
                                                                                              ____________
                   Industrial Audio & Video Production - 0.96%:

      30,106            Dolby Laboratories, Inc., Class A*                           (a)           701,470
                                                                                              ____________
                   Insurance Brokers - 0.39%:

       8,100            AON Corp.                                                                  282,042
                                                                                              ____________
                   Investment Management / Advisory Services - 3.44%:

      12,900            AllianceBernstein Holding L.P.                               (a)           788,706
      22,200            Amvescap PLC - Sponsored ADR                                               410,478
      22,700            Eaton Vance Corp.                                                          566,592
       7,600            Legg Mason, Inc.                                             (b)           756,352
                                                                                              ____________

                                                                                                 2,522,128
                                                                                              ____________
                   Medical - Biomedical / Genetics - 5.64%:

      23,900            Alexion Pharmaceuticals, Inc.*                               (b)           863,268
      13,600            Amgen, Inc.*                                                 (a)           887,128
     130,700            Axonyx, Inc.*                                                              111,095
     108,800            Cotherix, Inc.                                                             936,768
       4,300            Encysive Pharmaceuticals, Inc.*                                             29,799
      71,700            Genaera Corp.*                                                              39,435
     114,000            Gene Logic, Inc.*                                                          153,900
      86,000            Neurobiological Technologies, Inc.*                                        239,080
      22,400            Regeneron Pharmaceuticals, Inc.*                                           287,168
     116,400            Sonus Pharmaceuticals, Inc.*                                               579,672
                                                                                              ____________

                                                                                                 4,127,313
                                                                                              ____________
                   Medical - Drugs - 7.79%:

      13,200            AstraZeneca Plc - Sponsored ADR                                            789,624
      15,700            Cephalon, Inc.*                                              (a)           943,570
      98,000            Icagen, Inc.                                                               490,000
      23,700            Kos Pharmaceuticals, Inc.*                                   (a)(b)        891,594
      31,600            Pharmion Corp.*                                              (a)           538,148
      62,500            Serono SA - Sponsored ADR                                    (a)         1,071,875

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   Medical - Drugs (continued):

      50,300            Valeant Pharmaceuticals International                                $     851,076
      15,200            ViroPharma, Inc.*                                                          131,024
                                                                                              ____________

                                                                                                 5,706,911
                                                                                              ____________
                   Medical Imaging Systems - 0.52%:

      57,500            Tripath Imaging, Inc.*                                                     380,650
                                                                                              ____________
                   Medical Instruments - 1.27%:

      36,200            Bruker Biosciences Corp.*                                                  194,032
      19,100            Kyphon, Inc.*                                                              732,676
                                                                                              ____________

                                                                                                   926,708
                                                                                              ____________
                   Medical Laser Systems - 1.34%:

      49,800            Cutera, Inc.*                                                              982,056
                                                                                              ____________
                   Multi-Line Insurance - 1.24%:

       9,800            Allstate Corp.                                                             536,354
       6,300            American International Group, Inc.                                         372,015
                                                                                              ____________

                                                                                                   908,369
                                                                                              ____________
                   Networking Products - 0.50%:

      19,140           Atheros Communications*                                                     362,894
                                                                                              ____________
                   Pharmacy Services - 0.66%:

       8,460            Medco Health Solutions, Inc.*                                (a)           484,589
                                                                                              ____________
                   Property / Casualty Insurance - 0.94%:

       6,500            Arch Capital Group, Ltd.*                                                  386,490
       6,000            Chubb Corp.                                                  (a)           299,400
                                                                                              ____________

                                                                                                   685,890
                                                                                              ____________
                   Reinsurance - 1.21%:

      10,200            Everest Re Group, Ltd.                                                     883,014
                                                                                              ____________
                   REITS - Mortgage - 0.77%:

      52,300            Anworth Mortgage Asset Corp.                                               434,090

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   REITS - Mortgage (continued):

      19,300            MFA Mortage Investments, Inc.                                        $     132,784
                                                                                              ____________

                                                                                                   566,874
                                                                                              ____________
                   S & L / Thrifts - Eastern U.S. - 1.24%:

      52,900            Hudson City Bancorp, Inc.                                    (a)           705,157
       6,200            People's Bank / Bridgeport, CT                                             203,670
                                                                                              ____________

                                                                                                   908,827
                                                                                              ____________
                   S & L / Thrifts - Western U.S. - 0.35%:

       3,500            Golden West Financial Corp.                                                259,700
                                                                                              ____________
                   Semiconductor Components - Integrated Circuits - 2.21%:

       2,670            Hittite Microwave Corp.*                                                    96,547
      23,710            Marvell Technology Group, Ltd.*                                          1,051,064
      47,143            Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored
                          ADR                                                        (a)           432,770
       8,460            TriQuint Semiconductor, Inc.*                                               37,732
                                                                                              ____________

                                                                                                 1,618,113
                                                                                              ____________
                   Semiconductor Equipment - 4.19%:

      19,550            Applied Materials, Inc.                                      (a)           318,274
      19,180            Formfactor, Inc.*                                            (a)           856,003
      24,860            KLA-Tencor Corp.                                             (a)(b)      1,033,430
      31,279            Tessera Technologies, Inc.*                                  (a)           860,173
                                                                                              ____________

                                                                                                 3,067,880
                                                                                              ____________
                   Super-Regional Banks - U.S. - 4.64%:

      11,700            Bank of America Corp.                                                      562,770
      20,400            U.S. Bancorp                                                               629,952
      21,184            Wachovia Corp.                                               (a)         1,145,631
      15,800            Wells Fargo & Co.                                                        1,059,864
                                                                                              ____________

                                                                                                 3,398,217
                                                                                              ____________
                   Telecommunication Equipment - 1.00%:

      15,780            ADC Telecommunications, Inc.*                                              266,051

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 U.S. Common Stock (continued):

                   Telecommunication Equipment (continued):

      40,870          Avaya, Inc.*                                                   (a)     $     466,735
                                                                                              ____________

                                                                                                   732,786
                                                                                              ____________


                   Telecommunication Equipment - Fiber Optics - 0.78%:

      19,840          Corning, Inc.*                                                               479,929
       4,880          Oplink Communications, Inc.*                                                  89,353
                                                                                              ____________

                                                                                                   569,282
                                                                                              ____________

                   Telecommunication Services - 0.75%:

      12,740          RCN Corp.*                                                     (a)           317,608
       7,897          SAVVIS, Inc.*                                                  (a)           233,840
                                                                                              ____________

                                                                                                   551,448
                                                                                              ____________

                   Therapeutics - 7.49%:

      13,800          Altus Pharmaceuticals, Inc.*                                                 254,610
      62,900          BioMarin Pharmaceutical, Inc.*                                               903,873
      70,200          DOV Pharmaceutical, Inc.*                                                    148,824
     118,700          Dyax Corp.*                                                                  348,978
      22,880          Gilead Sciences, Inc.*                                         (a)(b)      1,353,581
      87,700          Inspire Pharmaceuticals, Inc.*                                               407,805
     126,100          Ista Pharmaceuticals, Inc.*                                                  910,442
       5,000          Nuvelo, Inc.*                                                                 83,250
      43,700          Onyx Pharmaceuticals, Inc.*                                    (b)           735,471
       5,900          Progenics Pharmaceuticals, Inc.*                                             141,954
     138,700          Vion Pharmaceuticals, Inc.*                                                  198,341
                                                                                              ____________

                                                                                                 5,487,129
                                                                                              ____________

                   Transport - Services - 0.55%:

      16,010          Laidlaw International, Inc.                                    (a)           403,452
                                                                                              ____________

                   Web Portals / ISP - 4.65%:

       2,860          Google, Inc., Class A*                                         (a)         1,199,284
      15,650          Sina Corp.*                                                                  390,937
      50,270          Sohu.com, Inc.*                                                (a)         1,296,463
      15,640          Yahoo!, Inc.*                                                  (a)(b)        516,120
                                                                                              ____________

                                                                                                 3,402,804
                                                                                              ____________

                   Wireless Equipment - 4.65%:

      36,230          American Tower Corp., Class A*                                 (a)         1,127,478


Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value
                 U.S. Common Stock (continued):

                   Wireless Equipment (continued):

      31,520          Motorola, Inc.                                                 (a)     $     635,128
      29,180          Powerwave Technologies, Inc.*                                  (a)           266,122
      32,350          Qualcomm, Inc.                                                 (a)         1,296,264
      13,500          RF Micro Devices, Inc.*                                        (a)            80,595
                                                                                              ____________

                                                                                                 3,405,587
                                                                                              ____________

                 Total U.S. Common Stock (Cost $67,207,142)                                  $  66,908,048
                                                                                              ____________

                 Australian Common Stock - 0.12%:

                   Metal - Diversified - 0.12%:

      11,733          Zinifex, Ltd.                                                                 87,345
                                                                                              ____________

                 Total Australian Common Stock (Cost $120,490)                               $      87,345
                                                                                              ____________

                 France Common Stock - 0.31%:

                   Entertainment Software - 0.31%:

       4,630          UbiSoft Entertainment S.A.*                                                  223,783
                                                                                              ____________

                 Total France Common Stock (Cost $227,420)                                   $     223,783
                                                                                              ____________

                 Hong Kong Common Stock - 0.53%:

                   Electronic Components - Miscellaneous - 0.28%:

     232,294          AAC Acoustic Technology Holdings, Inc.*                                      207,859
                                                                                              ____________

                   Power Conversion / Supply Equipment - 0.25%:

     153,445          Harbin Power Equipment Co., Ltd. - H                                         182,743
                                                                                              ____________

                 Total Hong Kong Common Stock (Cost $385,976)                                $     390,602
                                                                                              ____________

                 Singapore Common Stock - 0.75%:

                   Diversified Operations - 0.75%:

      59,447          Keppel Corp., Ltd.                                                           552,611
                                                                                              ____________

                 Total Singapore Common Stock (Cost $579,904)                                $     552,611
                                                                                              ____________


Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 Germany Common Stock - 0.10%:

                   Stock Medical - Biomedical / Genetics - 0.10%:

       5,300          GPC Biotech AG*                                                        $      75,359
                                                                                              ____________

                 Total Germany Common Stock (Cost $79,969)                                   $      75,359
                                                                                              ____________

     Contracts

                 Purchased Options - 0.42%:

                   Call Options - 0.36%:

                   Drug Delivery Systems - 0.03%:

         155          Penwest Pharmaceuticals Co., 09/16/06, $22.50                          $      22,475
                                                                                              ____________

                   Finance - Investment Banker / Broker - 0.12%:

          61          Citigroup, Inc., 01/19/08, $35.00                                             85,400
                                                                                              ____________

                   Finance - Mortgage Loan / Banker - 0.00%:

          63          IndyMac Bancorp Inc., 07/22/06, $50.00                                           630
                                                                                              ____________

                   Semiconductor Equipment - 0.08%:

         416          KLA-Tencor Corp., 09/16/06, $45.00                                            58,240
                                                                                              ____________

                   Therapeutics - 0.09%:

         111          Onyx Pharmaceuticals, Inc., 11/18/06, $17.50                                  26,085
          16          Onyx Pharmaceuticals, Inc., 11/18/06, $20.00                                   2,400
         146          Onyx Pharmaceuticals, Inc., 01/20/07, $20.00                                  37,230
          22          Onyx Pharmaceuticals, Inc., 01/20/07, $25.00                                   2,970
                                                                                              ____________

                                                                                                    68,685
                                                                                              ____________

                   Web Portals / ISP - 0.04%:

         211          Yahoo!, Inc., 07/22/06, $32.50                                                30,595
                                                                                              ____________


Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)
__________________________________________________________________________________________________________


                 Total Call Options (Cost $264,553)                                          $     266,025
                                                                                              ____________

                   Put Options - 0.06%:

                   Telecommunication Equipment - 0.04%:

         126          Tellabs, Inc., 09/16/06, $15.00                                               25,200
                                                                                              ____________

                   Therapeutics - 0.02%:

          54          AVANIR Pharmaceuticals, Class A, 09/16/06,
                        $10.00                                                                      17,280
                                                                                              ____________


                 Purchased Options (continued):

                   Put Options (continued):

                   Total Put Options (Cost $26,667)                                          $      42,480
                                                                                              ____________

                 Total Purchased Options (Cost $291,220)                                     $     308,505
                                                                                              ____________

                 Total Investments in Securities (Cost $68,892,121) - 93.59% +               $  68,546,253
                                                                                              ____________

                 Other Assets, Less Liabilities - 6.41% **                                       4,691,544
                                                                                              ____________

                 Net Assets - 100.00%                                                        $  73,237,797
                                                                                              ____________
                                                                                              ____________

(a)  Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)  Security held in connection with an open put or call option contract.
*    Non-income producing security.
**   Includes $10,220,310 invested in a PNC Bank Money Market Account, which is 13.95% of net assets.
ADR American Depository Receipt
+    As of September 30, 2005, the aggregate cost for federal income tax purposes was $73,117,704. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all portfolio investments was as follows:

          Excess of value over cost               $ 9,275,287
          Excess of cost over value                (3,405,645)
                                                  ____________
                                                  $ 5,869,642
                                                  ============



Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased
(Unaudited)
__________________________________________________________________________________________________________

                                                                                             June 30, 2006
     Shares                                                                                  Market Value


                 Securities Sold, Not Yet Purchased - (29.12%):

                   Advertising Services - (0.14%):

       1,560          Getty Images, Inc.                                                     $    (99,075)
                                                                                              ___________

                   Applications Software - (0.51%):

       2,650          Infosys Technologies, Ltd. - Sponsored ADR                                 (202,487)
       6,340          Salesforce.com, Inc.                                                       (169,024)
                                                                                              ____________

                                                                                                 (371,511)
                                                                                              ____________

                   Audio / Video Products - (0.52%):

       8,620          SONY Corp. - Sponsored ADR                                                 (379,625)
                                                                                              ___________

                   Cable Television - (0.81%):

       5,750          Comcast Corp., Class A                                                     (188,255)
      11,740          DIRECTV Group, Inc.                                                        (193,710)
       6,760          EchoStar Communications Corp., Class A                                     (208,276)
                                                                                              ____________

                                                                                                 (590,241)
                                                                                              ____________

                   Capacitors - (0.11%):

       8,870          KEMET Corp.                                                                 (81,781)
                                                                                              ___________

                   Casino Hotels - (0.51%):

       5,490          Station Casinos, Inc.                                                      (373,759)
                                                                                              ____________

                   Coatings / Paint - (0.28%):

       4,370          Sherwin-Williams Co.                                                       (207,488)
                                                                                              ___________

                   Commercial Banks - Central U.S. - (0.37%):

       5,400          Commerce Bancshares, Inc.                                                  (270,270)
                                                                                              ___________

                   Commercial Banks - Eastern U.S. - (0.38%):

       5,600          Valley National Bancorp                                                    (143,976)
       2,900          Webster Financial Corp.                                                    (137,576)
                                                                                              ____________

                                                                                                 (281,552)
                                                                                              ____________

                   Commercial Banks - Southern U.S. - (1.19%):

      32,100          Bancorpsouth, Inc.                                                         (874,725)
                                                                                              ___________

                   Commercial Services - Finance - (0.36%):

      11,200          H&R Block, Inc.                                                            (267,232)
                                                                                              ___________

                   Common Trust Fund - (0.56%):

       2,800          Regional Bank HOLDRs Trust                                                 (411,152)
                                                                                              ____________


Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value

                 Securities Sold, Not Yet Purchased (continued):

                   Computers - (0.72%):

      21,690          Dell, Inc.                                                             $   (529,453)
                                                                                              ____________

                   Computers - Memory Devices - (1.25%):

      28,080          EMC Corp.                                                                  (308,038)
       4,280          Imation Corp.                                                              (175,694)
       3,910          SanDisk Corp.                                                              (199,332)
      11,730          Western Digital Corp.                                                      (232,371)
                                                                                              ____________

                                                                                                 (915,435)
                                                                                              ____________

                   Consumer Products - Miscellaneous - (0.24%):

       8,450          American Greetings Corp., Class A                                          (177,534)
                                                                                              ___________

                   Distribution / Wholesale - (0.55%):

       7,410          CDW Corp.                                                                  (404,956)
                                                                                              ___________

                   Drug Delivery Systems - (0.40%):

      14,900          Alkermes, Inc.                                                             (281,908)
       1,000          Emisphere Technologies, Inc.                                                 (8,530)
                                                                                              ____________

                                                                                                 (290,438)
                                                                                              ____________

                   E-Commerce / Services - (0.34%):

       9,510          IAC/InterActiveCorp                                                        (251,920)
                                                                                              ___________

                   Electronic Components - Miscellaneous - (1.26%):

      27,390          AVX Corp.                                                                  (432,488)
      31,290          Vishay Intertechnology, Inc.                                               (492,192)
                                                                                              ____________

                                                                                                 (924,680)
                                                                                              ____________

                   Electronic Components - Semiconductors - (3.85%):

      24,440          Advanced Micro Devices, Inc.                                               (596,825)
      30,340          Amkor Technology, Inc.                                                     (287,016)
      20,230          Fairchild Semiconductor International, Inc.                                (367,579)
      30,240          LSI Logic Corp.                                                            (270,648)
      13,690          Nvidia Corp.                                                               (291,460)
      10,000          Semtech Corp.                                                              (144,500)
      25,980          STMicroelectronics N.V.                                                    (417,499)


Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
     Shares                                                                                  Market Value
                 Securities Sold, Not Yet Purchased (continued):

                   Electronic Components - Semiconductors (continued):

      14,670            Texas Instruments, Inc.                                              $   (444,354)
                                                                                              ____________

                                                                                               (2,819,881)
                                                                                              ____________

                   Electronic Measuring Instruments - (0.45%):

      10,400            Agilent Technologies, Inc.                                               (328,224)
                                                                                              ___________

                   Enterprise Software / Services - (0.44%):

      15,600            CA, Inc.                                                                 (320,580)
                                                                                              ___________

                   Entertainment Software - (0.35%):

       5,870            Electronic Arts, Inc.                                                    (252,645)
                                                                                              ___________

                   Index Fund - Large Cap - (0.55%):

      12,500            Financial Select Sector SPDR Fund                                        (403,500)
                                                                                              ___________

                   Instruments - Scientific - (1.02%):

      12,700            Applera Corp. - Applied Biosystems Group                                 (410,845)
       7,500            Waters Corp.                                                             (333,000)
                                                                                              ____________

                                                                                                 (743,845)
                                                                                              ____________

                   Internet Security - (0.22%):

       9,340            Check Point Software Technologies, Ltd.                                  (164,197)
                                                                                              ___________

                   Investment Management / Advisory Services - (0.36%):

       6,100            Nuveen Investments, Inc.                                                 (262,605)
                                                                                              ___________

                   Medical - Biomedical / Genetics - (1.29%):

       8,800            Affymetrix, Inc.                                                         (225,280)
       2,300            BioCryst Pharmaceuticals, Inc.                                            (32,959)
       2,100            Invitrogen Corp.                                                         (138,747)
       3,500            Martek Biosciences Corp.                                                 (101,325)
       7,700            Myriad Genetics, Inc.                                                    (194,425)
      10,000            Nektar Therapeutics                                                      (183,400)
       2,300            Novavax, Inc.                                                             (11,592)
         300            Telik, Inc.                                                                (4,950)
       9,900            Tercica, Inc.                                                             (52,371)
                                                                                              ____________

                                                                                                 (945,049)
                                                                                              ____________


                   Medical - Drugs - (1.10%):

       5,600            Bradley Pharmaceuticals, Inc.                                             (57,120)
       3,600            Bristol-Meyers Squibb Co.                                                 (93,096)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)
__________________________________________________________________________________________________________

                                                                                             June 30, 2006
     Shares                                                                                  Market Value
                 Securities Sold, Not Yet Purchased (continued):

                   Medical - Drugs (continued):

      14,800            Elan Corp. Plc - Sponsored ADR                               (b)     $   (247,160)
      11,200            Merck & Co., Inc.                                            (b)         (408,016)
                                                                                              ____________

                                                                                                 (805,392)
                                                                                              ____________

                   Medical - Generic Drugs - (0.45%):

      16,300            Mylan Laboratories, Inc.                                                 (326,000)
                                                                                              ___________

                   Medical Instruments - (0.27%):

      14,800            Dexcom, Inc.                                                             (200,984)
                                                                                              ___________

                   Medical Products - (1.38%):

       9,600            Baxter International, Inc.                                               (352,896)
      13,900            Cyberonics, Inc.                                                         (296,348)
       5,300            Stryker Corp.                                                            (223,183)
       2,400            Zimmer Holdings, Inc.                                                    (136,128)
                                                                                              ____________

                                                                                               (1,008,555)
                                                                                              ____________
                   Multi-Media - (0.66%):

       5,470            E.W. Scripps Co., Class A                                                (235,976)
       5,030            Meredith Corp.                                                           (249,186)
                                                                                              ____________

                                                                                                 (485,162)
                                                                                              ____________

                   Publishing - Newspapers - (0.34%):

       7,600            Tribune Co.                                                              (246,468)
                                                                                              ___________

                   Recreational Vehicles - (0.10%):

       1,690            Polaris Industries, Inc.                                                  (73,177)
                                                                                              ___________

                   Registered Investment Company - (1.85%):

       4,300            SPDR Trust Series 1                                                      (547,089)
      15,000            streetTracks KBW Bank ETF                                                (805,950)
                                                                                              ____________

                                                                                               (1,353,039)
                                                                                              ____________

                   Semiconductor Components - Integrated Circuits - (0.44%):

      10,900            Semiconductor Manufacturing International Corp.
                          - Sponsored ADR                                                         (76,191)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)
__________________________________________________________________________________________________________


                                                                                             June 30, 2006
     Shares                                                                                  Market Value
                 Securities Sold, Not Yet Purchased (continued):

                   Semiconductor Components - Integrated Circuits (continued):

      79,920            United Microelectronics Corp. - Sponsored ADR                        $   (248,551)
                                                                                              ____________

                                                                                                 (324,742)
                                                                                              ____________

                   Telecommunication Equipment - (0.40%):

      23,470            Alcatel S.A. - Sponsored ADR                                             (295,957)
                                                                                              ___________

                   Telephone - Integrated - (0.46%):

       6,030            CenturyTel, Inc.                                                         (224,015)
      13,690            Qwest Communications International, Inc.                                 (110,752)
                                                                                              ____________

                                                                                                 (334,767)
                                                                                              ____________

                   Therapeutics - (1.18%):

       5,300            Amylin Pharmaceuticals, Inc.                                             (261,661)
       1,400            AtheroGenics, Inc.                                                        (18,270)
       5,300            AVANIR Pharmaceuticals, Class A                              (b)          (36,252)
       4,400            Genta, Inc.                                                                (7,216)
      11,600            ImClone Systems, Inc.                                                    (448,224)
       5,000            Neurocrine Biosciences, Inc.                                 (b)          (53,000)
       5,600            Nitromed, Inc.                                                            (27,048)
       2,800            Pharmacyclics, Inc.                                                       (10,808)
                                                                                              ____________

                                                                                                 (862,479)
                                                                                              ____________

                   Web Portals / ISP - (0.25%):

      20,960            EarthLink, Inc.                                                          (181,514)
                                                                                              ___________

                   Wireless Equipment - (1.21%):

      23,470            Nokia OYJ Corp. - Sponsored ADR                                          (475,502)
      12,480            Telefonaktiebolaget LM Ericsson - Sponsored
                          ADR                                                                    (412,339)
                                                                                              ____________

                                                                                                 (887,841)
                                                                                              ____________

                 Total Securities Sold, Not Yet Purchased (Proceeds
                   $21,895,131) +                                                            $(21,329,430)
                                                                                              ============

   + As of September 30, 2005, the aggregate cost for federal income tax purposes was $(25,919,367). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

          Excess of value over cost               $   792,850
          Excess of cost over value                (1,169,699)
                                                  ____________
                                                  $  (376,849)
                                                  ============

Advantage Advisers Multi-Sector Fund I

Schedule of Written Options
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
   Contracts                                                                                 Market Value
                 Written Options - (0.11%):

                   Call Options - (0.06%):

                   Investment Management / Advisory Services - (0.03%):

          14            Legg Mason, Inc., 08/19/06, $100.00                                  $     (7,420)
          13            Legg Mason, Inc., 08/19/06, $95.00                                        (10,790)
                                                                                              ____________

                                                                                                  (18,210)
                                                                                              ____________

                   Medical - Biomedical / Genetics - 0.00%:

           6            Alexion Pharmaceuticals, Inc., 08/19/06, $40.00                              (600)
                                                                                              ___________

                   Medical - Drugs - (0.03%):

          53            Elan Corp. Plc - Sponsored ADR, 07/22/06,
                          $17.50                                                                   (2,385)
          24            Merck & Co. Inc., 1/20/07, $27.50                                         (23,040)
                                                                                              ____________

                                                                                                  (25,425)
                                                                                              ____________

                   Total Call Options (Premiums $27,115)                                          (44,235)
                                                                                              ____________

                   Put Options - (0.05%):

                   Medical - Drugs - (0.01%):

          20            Kos Pharmaceuticals, Inc., 08/19/06, $40.00                                (7,600)
                                                                                              ___________

                   Therapeutics - (0.04%):

          54            AVANIR Pharmaceuticals, Class A, 07/22/06,
                          $10.00                                                                  (17,820)
          21            Gilead Sciences, Inc., 08/19/06, $55.00                                    (2,415)
          61            Neurocrine Biosciences, Inc., 08/16/06, $10.00                             (7,015)
                                                                                              ____________

                                                                                                  (27,250)
                                                                                              ____________

                    Total Put Options (Premiums $31,235)                                          (34,850)
                                                                                              ____________

                 Total Written Options (Premiums $58,350) +                                  $    (79,085)
                                                                                              ============

+    As of September 30, 2005, the aggregate cost for federal income tax purposes was $(258,819). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

          Excess of value of cost                 $ 67,292
          Excess of cost over value                (64,483)
                                                  _________
                                                  $  2,809
                                                  ========


Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts
(Unaudited)
__________________________________________________________________________________________________________
                                                                                             June 30, 2006
                                                                                              Unrealized
                                                                                            Appreciation /
   Contracts                                                                                (Depreciation)
                 Swap Contracts - 0.16%:

                   Electronic Components - Semiconductors - 0.05%:

      40,183            Epistar Corp.                                                        $     15,505
      44,986            Mediatek Inc.                                                              22,098
                                                                                              ____________

                                                                                                   37,603
                                                                                              ____________

                   Power Conversion / Supply Equipment - 0.07%:

     114,835            Delta Electronics Inc.                                                     51,041
                                                                                              ____________


                   Semiconductor Equipment - 0.02%:

       8,188            Phicom Corp.                                                               11,591
                                                                                              ____________

                   E-Services / Consulting - 0.02%:

       2,760            CDNetworks Co., Ltd.                                                       14,198
                                                                                              ____________

                 Total Swap Contracts                                                        $    114,433
                                                                                              ============


Item 2. Controls and Procedures.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Multi-Sector Fund I
            ___________________________________________________________________


By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________________
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date  August 4, 2006
    ___________________________________________________________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________________
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date  August 4, 2006
    ___________________________________________________________________________


By (Signature and Title)*  /s/ Vineet Bhalla
                         ______________________________________________________
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date  August 4, 2006
    ___________________________________________________________________________



* Print the name and title of each signing officer under his or her signature.